FROST FAMILY OF FUNDS

Frost Growth Equity Fund (the “Fund”)

Supplement dated May 16, 2022 to the

Summary Prospectus, Prospectus, and Statement of Additional Information (the “SAI”),

each dated November 28, 2021.

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI, and should be read in conjunction with the Summary Prospectus, Prospectus and SAI.

Jonathan Waite has been appointed a portfolio manager of the Fund. Accordingly, effective immediately, the Summary Prospectus, Prospectus and SAI are hereby amended and supplemented as follows:

1.	The “Portfolio Manager” section of the Summary Prospectus, and the corresponding section of the Prospectus, are hereby deleted and replaced with the following:

Portfolio Managers

John Lutz, CFA, Senior Research Analyst and Senior Fund Manager at Frost, has been a portfolio manager for the Fund since its inception in 2008.

Jonathan Waite, CFA, Senior Research Analyst and Fund Co-Manager at Frost, has been a portfolio manager for the Fund since 2022.

Mr. Lutz and Mr. Waite are supported by a team of appropriately trained, qualified analysts and traders.

2.	In the “Portfolio Managers” section of the Prospectus, the following paragraph is hereby added:

Jonathan Waite, CFA, Senior Research Analyst at Frost, serves as a Fund Co-Manager of the Frost Growth Equity Fund. Mr. Waite is jointly and primarily responsible for the day-to-day management of the Funds. Mr. Waite joined Frost in 2017. Prior to joining Frost, Mr. Waite was a Senior Equity Analyst at Hirzel Capital Management, LLC, an investment fund based in Dallas. Prior to that, he co-founded McKay Capital Management, LLC, which managed a long-short equity fund for individual investors and institutions. Previously, he was an analyst at KeyBanc Capital Markets. Mr. Waite earned a Bachelor of Science degree in Accounting and graduated with Magna Cum Laude honors from Brigham Young University.

3.	In the “The Portfolio Managers” section of the SAI, the following row is hereby added to the “Fund Shares Owned by the Portfolio Managers” table:

Name	Dollar Range of Fund Shares Owned
Jonathan Waite[1]	$50,001-$100,000 (Frost Growth Equity Fund)

[1]	Valuation date is March 31, 2022.

4.	In the “The Portfolio Managers” section of the SAI, the following row is hereby added to the “Other Accounts” table:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Jonathan Waite[1]	0	$0	0	$0	0	$0

[1]	Valuation date is March 31, 2022.

Please retain this supplement for future reference.

FIA-SK-066-0100